Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$16,072,953.94	0.1378469	$6,829,918.94	0.0585756	$9,243,035.00
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$82,252,953.94	0.0893296	$73,009,918.94	0.0792914	$9,243,035.00

Weighted Avg. Coupon (WAC)	4.75%		4.78%
Weighted Avg. Remaining Maturity (WARM)	20.23		19.41
Pool Receivables Balance	$118,756,560.32		$109,201,253.66
Remaining Number of Receivables	21,739		20,883

Adjusted Pool Balance	$115,813,163.80		$106,570,128.81

III. COLLECTIONS

Principal:
Principal Collections	$9,442,264.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$177,453.67
Total Principal Collections	$9,619,718.10

Interest:
Interest Collections	$472,476.24
Late Fees & Other Charges	$22,717.93
Interest on Repurchase Principal	$-
Total Interest Collections	$495,194.17

Collection Account Interest	$172.59
Reserve Account Interest	$97.47
Servicer Advances	$-

Total Collections	$10,115,182.33

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$10,115,182.33
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$14,841,972.45
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$98,963.80		$98,963.80	$98,963.80
Collection Account Interest					$172.59
Late Fees & Other Charges					$22,717.93
Total due to Servicer					$121,854.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$23,841.55		$23,841.55

Total Class A interest:		$23,841.55		$23,841.55	$23,841.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$9,819,633.54

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$9,243,035.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,243,035.00
Class A Notes Total:		$9,243,035.00		$9,243,035.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$9,243,035.00

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					576,598.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,943,396.52
Beginning Period Amount	$2,943,396.52
Current Period Amortization	$312,271.66
Ending Period Required Amount	$2,631,124.85
Ending Period Amount	$2,631,124.85
Next Distribution Date Amount	$2,338,532.76

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	44
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		28.98%	31.49%	31.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.34%	20,537	97.46%	$106,430,201.10
30 - 60 Days	1.37%	286	2.09%	$2,282,311.72
61 - 90 Days	0.24%	51	0.38%	$415,777.60
91 + Days	0.04%	9	0.07%	$72,963.24
		20,883		$109,201,253.66
Total
Delinquent Receivables 61 + days past due	0.29%	60	0.45%	$488,740.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	62	0.42%	$495,343.58
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	67	0.43%	$553,326.18
Three-Month Average Delinquency Ratio	0.29%		0.43%

Repossession in Current Period		14		$114,179.73
Repossession Inventory		42		$82,296.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$113,042.23
Recoveries				$(177,453.67)
Net Charge-offs for Current Period				$(64,411.44)

Beginning Pool Balance for Current Period				$118,756,560.32

Net Loss Ratio				-0.65%
Net Loss Ratio for 1st Preceding Collection Period				0.49%
Net Loss Ratio for 2nd Preceding Collection Period				0.32%
Three-Month Average Net Loss Ratio for Current Period				0.05%

Cumulative Net Losses for All Periods				$6,088,130.49
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$530,794.81
Number of Extensions				62

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